STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Stock Warrants
	# of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2014	-	$—	-
Granted	7,146,250	$0.37	3.62
Exercised	(50,000)	$0.50	n/a
Cancelled	-	$—	-
Outstanding at December 31, 2015	7,096,250	$0.25	6.24
Exercisable at December 31, 2015	4,796,250	$0.43